STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013 Y
Stock Based Compensation 1	12,000,000
Stock Based Compensation 2	10
Stock Based Compensation 3	2,781,905
Stock Based Compensation 4	$ 0.0001
Stock Based Compensation 5	$ 1,557,867
Stock Based Compensation 6	2,781,905
Stock Based Compensation 7	$ 0.69
Stock Based Compensation 8	1,404,819
Stock Based Compensation 9	471,200
Stock Based Compensation 10	$ 0.85
Stock Based Compensation 11	363,478
Stock Based Compensation 12	706,890
Stock Based Compensation 13	$ 0.79
Stock Based Compensation 14	506,635
Stock Based Compensation 15	3,338,285
Stock Based Compensation 16	$ 0.001
Stock Based Compensation 17	2,935,496
Stock Based Compensation 18	235,630
Stock Based Compensation 19	$ 0.79
Stock Based Compensation 20	171,207
Stock Based Compensation 21	250,000
Stock Based Compensation 22	$ 0.75
Stock Based Compensation 23	167,561
Stock Based Compensation 24	255,413
Stock Based Compensation 25	$ 0.001
Stock Based Compensation 26	165,850
Stock Based Compensation 27	1,473,537
Stock Based Compensation 28	869,387
Stock Based Compensation 29	2,795,655
Stock Based Compensation 30	2,976,922
Stock Based Compensation 31	1,703,987
Stock Based Compensation 32	2.4
Stock Based Compensation 33	471,200
Stock Based Compensation 34	$ 1.40
Stock Based Compensation 35	564,907
Stock Based Compensation 36	706,904
Stock Based Compensation 37	$ 0.69
Stock Based Compensation 38	500,678
Stock Based Compensation 39	100,000
Stock Based Compensation 40	$ 0.61
Stock Based Compensation 41	64,513
Stock Based Compensation 42	100,000
Stock Based Compensation 43	$ 0.96
Stock Based Compensation 44	65,620
Stock Based Compensation 45	316,312
Stock Based Compensation 46	242,055
Stock Based Compensation 47	$ 348,105
Stock Based Compensation 48	3.26